Business Combination (Details) - Schedule of Acquisition was Accounted for a Business Combination - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Acquisition was Accounted for a Business Combination [Abstract]
Cash	$ 31,074,127	$ 31,074,127
Side Letter payable	1,925,873	1,925,873
Promissory note to Sellers of Pogo Business		15,000,000
10,000 HNRA Class A Common shares for Option Agreement		67,700
200,000 HNRA Class A Common shares		1,354,000
1,800,000 OpCo Class B Units		12,186,000
1,500,000 OpCo Preferred Units		21,220,594
Total purchase consideration		82,828,294
Purchase Price Allocation
Cash	246,323	246,323
Accounts receivable	3,986,559	3,986,559
Prepaid expenses	368,371	368,371
Oil & gas reserves	93,809,392	93,809,392
Derivative assets	51,907	51,907
Accounts payable	(2,290,475)	(2,290,475)
Accrued liabilities and other		(1,244,633)
Revenue and royalties payable	775,154	(775,154)
Revenue and royalties payable, related parties	1,199,420	(1,199,420)
Short-term derivative liabilities	27,569	(27,569)
Deferred tax liabilities	(8,528,772)	(8,528,772)
Asset retirement obligations, net		(893,235)
Other liabilities	675,000	(675,000)
Net assets acquired	$ 82,828,294	$ 82,828,294